Mineral Property Interests	6 Months Ended
Jun. 30, 2022
Marketable Securities
Mineral interests
Note 5: Mineral interests

The Company’s principal resource properties are located in Canada.

Quebec

The Company maintains interests in 12 properties within the James Bay region of Quebec. The principal projects are:

Eau Claire

The Company owns a 100% interest in the Eau Claire project located immediately north of the Eastmain reservoir, approximately 10 kilometres (“km”) northeast of Hydro Quebec’s EM-1 hydroelectric power facility, 80 km north of the town of Nemaska, 320 km northeast of the town of Matagami, and 800 km north of Montreal, Quebec. The property consists of map-designated claims totaling approximately 23,000 hectares.

Eastmain Mine

The Eastmain Mine project hosts the Eastmain Mine gold deposit. The past-producing Eastmain Mine project comprises 152 mineral claims and an industrial lease. Located on the eastern most part of the Upper Eastmain River Greenstone Belt of the James Bay District of northern Quebec, the property covers approximately 80 km2 of highly prospective terrain.

In 2019, Benz Mining entered into an option agreement with Eastmain to allow Benz Mining the option to earn a 75% interest in the Eastmain Mine property in return for making option payments of $2,320 between October 2019 and October 2023, and incurring exploration expenditures of $3,500 on the property. The option payments may be settled in both cash and shares. Upon completion of the first option to earn 75%, Benz Mining may acquire the remaining 25% interest upon payment of $1,000 upon closing of project financing, and $1,500 upon commencement of commercial production. This option agreement was subsequently amended in April 2020 to grant Benz Mining the option to earn up to 100% of the Ruby Hill properties located to the west of the Eastmain Mine project. The Company would retain 1-2% net smelter return (“NSR”) royalties pursuant to the amended agreement are due annually in October.

Éléonore South Joint Venture

The Éléonore South Joint Venture project consists of two separate blocks of map-designated claims, comprising a total of 282 claims covering approximately 147 km2 of the Opinaca area of James Bay, Quebec. The Éléonore West block consists of 34 mineral claims covering approximately 18 km2, while the Éléonore South block contains 248 claims extending over an area of approximately 130 km2. The project is a three-way joint venture agreement between Eastmain, Azimut Exploration Inc. (“Azimut”), and Goldcorp Canada Ltd. (“Goldcorp Canada”), a wholly owned subsidiary of Newmont Corporation (“Newmont”). Project ownership is based on participation in the funding of annual exploration programs. At June 30, 2022 the project was held by the joint operation partners approximately as follows: Fury Gold 38.12%, Goldcorp Canada 38.11%, and Azimut 23.77%.

Subsequently to the end of the second quarter, on August 8, 2022, the Company announced that the Company and Newmont, through their respective subsidiaries, had concurrently agreed to purchase Azimut’s 23.77% interest in the project for approximately $1,200. Upon completion of the purchase, which is expected to occur in the third quarter of 2022 and is subject to certain conditions precedent, the Company and Newmont will hold interest of 50.022% and 49.978%, respectively. The Company will remain as operator.

Nunavut

Committee Bay

The Company, through its wholly owned subsidiary North Country, owns a 100% interest in the Committee Bay project located in Nunavut, Canada. The Committee Bay project includes approximately 280,000 hectares situated along the Committee Bay Greenstone Belt located within the Western Churchill province of Nunavut. The Committee Bay project is subject to a 1% NSR royalty on gold production, with certain portions subject to an additional 1.5% NSR royalty. The 1.5% NSR royalty is payable on only 7,596 hectares and can be purchased by the Company within two years of commencement of commercial production for $2,000 for each one-third (0.5%) of the 1.5% NSR royalty.

Gibson MacQuoid

In 2017, the Company acquired a number of prospecting permits and mineral claims along the Gibson MacQuoid Greenstone Belt in Nunavut, Canada. In 2019, the Company staked additional claims, which overlapped the Company’s prospecting claims that expired in February 2020, to maintain a contiguous land package over the Company’s current areas of interest. The Company’s claims, which are located between the Meliadine deposit and Meadowbank mine, cover approximately 120 km of strike length of the prospective greenstone belt and total 51,622 hectares collectively.

	Quebec	Nunavut	British Columbia	Total
Balance at December 31, 2020	$125,354	$19,358	$16,060	$160,772
Option payment received	(260)	-	-	(260)
Purchase of Homestake Ridge royalty	-	-	400	400
Disposition of mineral interests	(50)	-	-	(50)
Change in estimate of provision for site reclamation and closure	50	(219)	-	(169)
Balance at December 31, 2021	$125,094	$19,139	$16,460	$160,693
Sale of Homestake Resources (note 3)	-	-	(16,460)	(16,460)
Change in estimate of provision for site reclamation and closure	(391)	(332)	-	(723)
Balance at June 30, 2022	$124,703	$18,807	$-	$143,510